SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Investments, Revenue recognition and segment reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Investments [Abstract]
Impairment loss on available-for-sale security		$ 51,000
Impairment loss on available-for-sale security			$ 1,087
Impairment loss on equity security		6,845
Impairment loss on investment in equity investees		3,393	$ 68
Revenue recognition [Abstract]
Deferred revenue recognized	$ 2,296,486	$ 998,956
Segment reporting [Abstract]
Number of operating segments | Segment	3
Number of reportable segments | Segment	3
Minimum [Member]
Investments [Abstract]
Equity interest percentage	5.00%